LEASES - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2026	$ 1,479
2027	1,340
2028	1,289
2029	1,296
2030	1,126
2031 and thereafter	2,255
Total lease payments	8,785
Less imputed interest	(1,257)
Total	$ 7,528	$ 6,338